Description of Company and Nature of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations [Text Block]
1.     Description of Company and Nature of Business

Protea Biosciences Group, Inc. (“Protea” or the “Company”) was incorporated in the  state of Delaware on May 24, 2005.  Pursuant to an Agreement and Plan of Merger, dated September 2, 2011 (the “Merger Agreement”), by and among the Company, Protea Biosciences, Inc. (“PBI”), and SRKP 5 Acquisition Corp., a wholly-owned subsidiary of the Company (“MergerCo”), PBI was merged with and into MergerCo, with PBI continuing as the surviving entity (the “Merger”).  Upon the closing of the Merger, the Company changed its name from “SRKP 5, Inc.” to “Protea Biosciences Group, Inc.” and became the parent company of PBI.

PBI is an emerging biotechnology company incorporated in Delaware in July 2001, and based in Morgantown, West Virginia. The Company is engaged in developing and commercializing proprietary life science technologies, products and services that are used to recover and identify proteins, metabolites and other biomolecules in tissue, cells and biological samples.  The interim consolidated financial statements presented herein have been prepared by the Company, are unaudited and, in the opinion of management, reflect all adjustments of a normal recurring nature necessary for a fair statement of the financial position at September 30, 2013, the results of operations for the three and nine month periods ended September 30, 2013 and September 30, 2012, and the cash flows for the nine month periods ended September 30, 2013 and September 30, 2012. Interim results are not necessarily indicative of results for a full year.

The consolidated balance sheet presented as of December 31, 2012, has been derived from the audited consolidated financial statements as of that date. The consolidated financial statements and notes included in this report should be read in conjunction with the financial statements and notes included in the Company’s 2012 year-end audit.

The accompanying financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. The Company has experienced negative cash flows from operations since inception and had an accumulated deficit at September 30, 2013 of approximately $ 55 million and at December 31, 2012 of approximately $ 47 million. The Company has funded its activities to date almost exclusively from debt and equity financings.  The Company will continue to require substantial funds to advance the research and development of its core technologies, to develop new products and services based upon its proprietary protein recovery and identification technologies, and to continue development of its recombinant pharmaceutical compound.

Management intends to meet its operating cash flow requirements primarily from the sale of equity and debt securities. The Company seeks additional capital through sales of equity securities or convertible debt and, if appropriate, to pursue partnerships to advance various research and development activities. The Company may also consider the sale of certain assets, or entering into a transaction such as a merger with a business complimentary to theirs.

While the Company believes that it will be successful in obtaining the necessary financing to fund its operations, they have no committed sources of funding and are not assured that additional funding will be available to them.

1. Description of Company and Nature of Business

Protea Biosciences Group, Inc. (“Protea” or the “Company”) was incorporated in the state of Delaware on May 24, 2005.  Pursuant to an Agreement and Plan of Merger, dated September 2, 2011 (the “Merger Agreement”), by and among the Company, Protea Biosciences, Inc. (“PBI”), and SRKP 5 Acquisition Corp., a wholly-owned subsidiary of the Company (“MergerCo”), PBI was merged with and into MergerCo, with PBI continuing as the surviving entity (the “Merger”).  Upon the closing of the Merger, the Company changed its name from “SRKP 5, Inc.” to “Protea Biosciences Group, Inc.” and became the parent company of PBI.

PBI is an emerging biotechnology company incorporated in Delaware in July 2001, and based in Morgantown, West Virginia. The Company is engaged in developing and commercializing proprietary life science technologies, products and services that are used to recover and identify proteins in biological samples. Through its wholly-owned French subsidiary, it has a joint development arrangement with Laboratoires Mayoly Spindler SAS to develop and market a recombinant biopharmaceutical product.

The accompanying financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. The Company has experienced negative cash flows from operations since inception and had an accumulated deficit at December 31, 2012 of approximately $47 million and at December 31, 2011 of approximately $ 37 million. The Company has funded its activities to date almost exclusively from debt and equity financings. The Company will continue to require substantial funds to advance the research and development of its core technologies, to continue to develop new products and services based upon its proprietary protein recovery and identification technologies, and to continue clinical trials of its recombinant pharmaceutical compound.

Management intends to meet its operating cash flow requirements from the sale of equity or issuance of debt. The Company seeks additional capital through sales of equity securities or convertible debt and, if appropriate, to pursue partnerships to advance its drug and technology development activities. The Company may also consider the sale of certain assets, or entering into a transaction such as a merger with a business complimentary to theirs.

While the Company believes that it will be successful in obtaining the necessary financing to fund its operations, they have no committed sources of funding and are not assured that additional funding will be available to them.